Contingencies - Additional Information (Detail) $ in Thousands						12 Months Ended
	Feb. 17, 2022 USD ($)	Dec. 06, 2021 USD ($)	Jan. 14, 2019 MXN ($)	Jan. 14, 2019 USD ($)	Apr. 04, 2011 USD ($)	Dec. 31, 2024 MXN ($) $ / $	Dec. 31, 2024 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 MXN ($)	Sep. 22, 2023 MXN ($)	Sep. 22, 2023 USD ($)	Sep. 09, 2022 MXN ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities						$ 13,186,811				$ 12,436,092
Legal proceedings damage sought by plaintiffs					$ 193,713,000
Currency exchange rate | $ / $						20.2683			20.2683
Termination Resolution January 14 2019
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities				$ 51,454,000
Administrative Claim | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs	$ 240,488,000	$ 1,838,753,000	$ 14,607	$ 113,582,000
Tax Contingent Liability | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities						$ 3,084,975					$ 8,349,608		$ 5,852,222
Arbitration Proceeding | Pemex Exploration and Production
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities												$ 272,624
Contingent liability for guarantees | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral to entity, related party transactions						3,040,245		$ 150,000,000
Contingent liability for guarantees | Exploration | Deep water license modality trion field
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									$ 4,000,000,000
Contingent liability for guarantees | Exploration | Cinturon plegado perdido
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									3,333,000,000
Contingent liability for guarantees | Exploration | Ek Balam fields
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									5,000,000,000
Contingent liability for guarantees | Exploration | Contractual area Satuario and El Golpe 3 field
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									$ 320,000,000
Provision of guarantees or collateral to entity, related party transactions						$ 917,201,380	$ 45,253,000,000
Currency exchange rate | $ / $						20.2683			20.2683
Contingent liability for guarantees | Exploration | Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									$ 1,250,000,000
Contingent liability for guarantees | Exploration | Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									2,500,000,000
Contingent liability for guarantees | Exploration | Assignment AE zero three nine eight Mission
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									255,000,000
Contingent liability for guarantees | Exploration | Ogarrio
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									250,000,000
Contingent liability for guarantees | Exploration | Cardenas and Mora fields
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									250,000,000
Contingent liability for guarantees | Exploration | Deep water license modality, contractual area two perdido
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									5,000,000,000
Contingent liability for guarantees | Exploration | Deep water license modality, contractual area five perdido
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									5,000,000,000
Contingent liability for guarantees | Exploration | Deep water license modality, contractual area eighteen cordilleras
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									5,000,000,000
Contingent liability for guarantees | Exploration | Cuenca Salina
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									1,375,000,000
Contingent liability for guarantees | Exploration | Contractual sixteen of Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									1,250,000,000
Contingent liability for guarantees | Exploration | Contractual seventeen of Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									1,250,000,000
Contingent liability for guarantees | Exploration | Contractual Eighteen of Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									2,500,000,000
Contingent liability for guarantees | Exploration | Contractual area twenty nine Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									2,500,000,000
Contingent liability for guarantees | Exploration | Contractual area thirty two Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									1,250,000,000
Contingent liability for guarantees | Exploration | Contractual area thirty three Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									1,250,000,000
Contingent liability for guarantees | Exploration | Contractual area thirty five Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									1,250,000,000
Contingent liability for guarantees | Exploration | Ébano
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									225,000,000
Contingent liability for guarantees | Exploration | Contractual area AE-0388-M-Miquetla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs									$ 245,000,000